Stock Options (Schedule of Stock-based Compensation Expense) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Total stock-based compensation expenses	$ 5,359	$ 632	$ 10,851	$ 1,113
Cost of sales [Member]
Total stock-based compensation expenses	632		1,266
Research and development, net [Member]
Total stock-based compensation expenses	846		1,746
Selling, general and administrative [Member]
Total stock-based compensation expenses	$ 3,881	$ 632	$ 7,838	$ 1,113